John Hancock Greater China Opportunities Fund (the “Fund”)
Supplement dated 4-30-10 to the current Prospectuses and
Statement of Additional Information
Tahnoon Pasha is no longer a portfolio manager on the investment management team of the Fund. Accordingly, all references to Tahnoon Pasha as a portfolio manager on the investment management team of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.
You should read this Supplement in conjunction with the Prospectus or Statement of Additional Information, as applicable, and retain it for future reference.